Note 15 - Capital Management (Tables)	3 Months Ended
Jan. 31, 2024
Statement Line Items [Line Items]
Disclosure of regulatory capital and capital ratios [text block]
(thousands of Canadian dollars)
	January 31	October 31
	2024	2023

Common Equity Tier 1 (CET1) capital
Directly issued qualifying common share capital	$214,824	$214,824
Contributed surplus	2,645	2,513
Retained earnings	157,845	146,043
Accumulated other comprehensive income	73	131
CET1 before regulatory adjustments	375,387	363,511
Regulatory adjustments applied to CET1	(11,589)	(12,699)
Common Equity Tier 1 capital	$363,798	$350,812

Additional Tier 1 capital
Directly issued qualifying Additional Tier 1 instruments	$13,647	$13,647
Total Tier 1 capital	$377,445	$364,459

Tier 2 capital
Directly issued Tier 2 capital instruments	$105,478	$109,033
Tier 2 capital before regulatory adjustments	105,478	109,033
Eligible stage 1 and stage 2 allowance	2,386	2,513
Total Tier 2 capital	$107,864	$111,546
Total regulatory capital	$485,309	$476,005
Total risk-weighted assets	$3,194,696	$3,095,092
Capital ratios
CET1 capital ratio	11.39%	11.33%
Tier 1 capital ratio	11.81%	11.78%
Total capital ratio	15.19%	15.38%
(thousands of Canadian dollars)
	January 31	October 31
	2024	2023

On-balance sheet assets	$4,309,635	$4,201,610
Assets amounts adjusted in determining the Basel III
Tier 1 capital	(11,589)	(12,699)
Total on-balance sheet exposures	4,298,046	4,188,911

Total off-balance sheet exposure at gross notional amount	$499,185	$481,389
Adjustments for conversion to credit equivalent amount	(324,662)	(281,705)
Total off-balance sheet exposures	174,523	199,684

Tier 1 capital	377,445	364,459
Total exposures	4,472,569	4,388,595

Leverage ratio	8.44%	8.30%